Fair Value of Investments	12 Months Ended
Dec. 31, 2022
Fair Value of Investments

10.	Fair Value Measurements

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2022, and 2021, respectively, and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

December 31, 2022

Description	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Money Market Funds and Treasuries	$283,319,605	$-	$-

December 31, 2021

Description	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Money Market Funds and Treasuries	$280,164,163	$-	$-

Level 1 assets include investments comprised solely of U.S. government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers to/from Levels 1, 2, and 3 during the years ended December 31, 2022, and 2021, respectively.

Southland Holdings [Member]
Fair Value of Investments

5.	Fair Value of Investments

Fair values of investments measured on a recurring basis as of December 31, 2022, and December 31, 2021, were as follows:

	December 31, 2022
(Amounts in thousands)	Fair Value	Level 1	Level 2	Level 3
Marketable Securities
Common Stocks	$8	$8	$-	$-
Total	8	8	-	-
Investments Noncurrent
Private Equity	3,261	-	-	3,261
Total noncurrent	3,261	-	-	3,261
Overall Total	$3,269	$8	$-	$3,261

	December 31, 2021
(Amounts in thousands)	Fair Value	Level 1	Level 2	Level 3
Marketable Securities
Common Stocks	$12	$12	$-	$-
Total	12	12	-	-
Investments Noncurrent
Private Equity	3,925	-	-	3,925
Total noncurrent	3,925	-	-	3,925
Overall Total	$3,937	$12	$-	$3,925

Assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2022, and December 31, 2021:

(Amounts in thousands)	Private Equity	Total
Balance - January 1, 2022	$3,925	$3,925
Total gains (losses) (realized / unrealized):
In Earnings:	263	263
Purchases, issuances, and sales:
Purchases	131	131
Sales	(1,058)	(1,058)
Balance - December 31, 2022	$3,261	$3,261

(Amounts in thousands)	Private Equity	Total
Balance - January 1, 2021	$2,575	$2,575
Total gains (losses) (realized / unrealized):
In Earnings:	1,134	1,134
Purchases, issuances, and sales:
Purchases	391	391
Sales	(175)	(175)
Balance - December 31, 2021	$3,925	$3,925